REPORT OF INDEPENDENT
REGISTERED PUBLIC
ACCOUNTING FIRM


Shareholders and Board of Directors
RENN Fund, Inc.
New York, NY


In planning and performing our audit of
the consolidated financial statements of
RENN Fund, Inc. (the Fund) as of and
for the year ended December 31, 2025,
in accordance with the standards of the
Public Company Accounting Oversight
Board (United States), we considered its internal control over financial reporting, including control activities for safeguarding securities, as a basis for designing our auditing procedures for the purpose of expressing our opinion on the financial statements and to comply with the requirements of Form
N-CEN, but not for the purpose of
expressing an opinion on the
effectiveness of the Funds internal
control over financial reporting.
Accordingly, we express no such
opinion.

The management of the Fund is
responsible for establishing and
maintaining effective internal control
over financial reporting.   In fulfilling
this responsibility, estimates and
judgments by management are required
to assess the expected benefits and
related costs of controls.   A companys
internal control over financial reporting
is a process designed to provide
reasonable assurance regarding the
reliability of financial reporting and the
preparation of financial statements for
external purposes in accordance with
generally accepted accounting
principles.   A companys internal control
over financial reporting includes those
policies and procedures that (1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect the transactions and dispositions of the assets of the company; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with generally accepted accounting principles, and that receipts and expenditures of the company are being made only in accordance with authorizations of management and directors of the company; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use or disposition of a companys assets that could have a material effect on the financial statements.

Because of inherent limitations, internal
control over financial reporting may not
prevent or detect misstatements.   Also,
projections of any evaluation of
effectiveness to future periods are
subject to the risk that controls may
become inadequate because of changes
in conditions, or that the degree of
compliance with the policies or
procedures may deteriorate.

A deficiency in internal control over
financial reporting exists when the
design or operation of a control does not
allow management or employees, in the
normal course of performing their
assigned functions, to prevent or detect
misstatements on a timely basis.   A
material weakness is a deficiency, or
combination of deficiencies, in internal control over financial reporting, such that there is a reasonable possibility that a material misstatement of the companys annual or interim financial statements will not be prevented or detected on a timely basis.






Our consideration of the Funds internal
control over financial reporting was for the limited purpose described in the first paragraph and would not necessarily disclose all deficiencies in internal control that might be material weaknesses under standards established by the Public Company Accounting
Oversight Board (United States).
However, we noted no deficiencies in
the Funds internal control over financial reporting and its operation, including controls for safeguarding securities, that we consider to be material weaknesses, as defined above, as of December 31, 2025.

This report is intended solely for the
information and use of management,
Shareholders and Board of Directors of
RENN Fund, Inc. and the Securities and
Exchange Commission, and is not
intended to be and should not be used by anyone other than these specified parties.



/s/ TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
February 27, 2026